Vessels, net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels, net

5. Vessels, net:

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2023	$148,736	$(34,551)	$114,185

Sale of Vessel - Pyxis Malou	(25,000)	8,894	(16,106)
Vessel additions	22	—	22
Depreciation	—	(2,634)	(2,634)
Balance June 30, 2023	$123,758	$(28,291)	$95,467

On March 23, 2023, pursuant to the sale agreement that we entered into on March 1, 2023, the “Pyxis Malou” was delivered to her buyer. The aggregate gross sale price was $24.8 million from which $6.4 million was used for the prepayment of the respective loan facility and $0.75 million to prepay part of the outstanding loan for the “Pyxis Lamda”.

As of June 30, 2023, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amounts were fully recoverable for the Company’s vessels held and used and, consequently, no impairment charge was deemed necessary for the period ended June 30, 2023.

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 7.